Cash and Cash Equivalents	6 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	Note 14. Cash and cash equivalents
	Consolidated
	December 2024	June 2024
	$	$
Current assets
Cash at bank	3,046,602	24,522